Subsidiaries	12 Months Ended
Dec. 31, 2019
Subsidiaries
Subsidiaries

4) Subsidiaries

The following table lists the Partnership’s subsidiaries and their purpose as of December 31, 2019.

Company Name	Jurisdiction of Formation	Purpose
KNOT Offshore Partners UK LLC	Marshall Islands	Holding Company
KNOT Shuttle Tankers AS	Norway	Holding Company
KNOT Shuttle Tankers 12 AS	Norway	Majority owner of Knutsen Shuttle Tankers XII KS
KNOT Shuttle Tankers 17 AS	Norway	Owner of the Bodil Knutsen
KNOT Shuttle Tankers 18 AS	Norway	Owner of the Windsor Knutsen
Knutsen Shuttle Tankers XII KS	Norway	Owner of the Fortaleza Knutsen and the Recife Knutsen
Knutsen Shuttle Tankers XII AS	Norway	General partner of Knutsen Shuttle Tankers XII KS
Knutsen Shuttle Tankers 13 AS	Norway	Owner of the Carmen Knutsen
Knutsen Shuttle Tankers 14 AS	Norway	Owner of the Hilda Knutsen
Knutsen Shuttle Tankers 15 AS	Norway	Owner of the Torill Knutsen
KNOT Shuttle Tankers 20 AS	Norway	Owner of the Dan Cisne
KNOT Shuttle Tankers 21 AS	Norway	Owner of the Dan Sabia
Knutsen NYK Shuttle Tankers 16 AS	Norway	Owner of the Ingrid Knutsen
Knutsen Shuttle Tankers 19 AS	Norway	Owner of the Raquel Knutsen
KNOT Shuttle Tankers 24 AS	Norway	Owner of the Tordis Knutsen
KNOT Shuttle Tankers 25 AS	Norway	Owner of the Vigdis Knutsen
KNOT Shuttle Tankers 26 AS	Norway	Owner of the Lena Knutsen
KNOT Shuttle Tankers 32 AS	Norway	Owner of the Brasil Knutsen
KNOT Shuttle Tankers 30 AS	Norway	Owner of the Anna Knutsen